COMMITMENTS AND CONTINGENCIES - Taxation (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Additional taxes other than income tax contingent liability
Taxation
Estimated financial effect of contingent liabilities	₽ 498	₽ 860
Additional income tax contingent liability
Taxation
Estimated financial effect of contingent liabilities	₽ 1,222	₽ 1,132